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                                                      (COLUMBIA MANAGEMENT LOGO)

                    PROSPECTUS SUPPLEMENT -- AUGUST 18, 2010

      to the Prospectuses, as supplemented, of each of the following funds:

                                       PROSPECTUS
FUND (Prospectus Date)                 FORM #
------------------------------------------------------
RIVERSOURCE BALANCED FUND (11/27/09)   S-6326-99 AE
RIVERSOURCE CALIFORNIA TAX-EXEMPT
  FUND (10/30/09)                      S-6328-99 AJ
RIVERSOURCE DISCIPLINED INTERNATIONAL
  EQUITY FUND (12/30/09)               S-6506-99 F
RIVERSOURCE DISCIPLINED SMALL AND MID
  CAP EQUITY FUND (9/29/09)            S-6505-99 F
RIVERSOURCE DISCIPLINED SMALL CAP
  VALUE FUND (9/29/09)                 S-6397-99 F
RIVERSOURCE INTERMEDIATE TAX-EXEMPT
  FUND (1/29/10)                       S-6355-99 V
RIVERSOURCE LASALLE GLOBAL REAL
  ESTATE FUND (3/1/10)                 SL-9910-99 A
RIVERSOURCE LASALLE MONTHLY DIVIDEND
  REAL ESTATE FUND (3/1/10)            SL-9910-99 A
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
  (10/30/09)                           S-6328-99 AJ
RIVERSOURCE PARTNERS FUNDAMENTAL
  VALUE FUND (7/30/10)                 S-6236-99 N
RIVERSOURCE PRECIOUS METALS AND
  MINING FUND (5/28/10)                S-6142-99 AG
RIVERSOURCE REAL ESTATE FUND
  (8/28/09) / (8/27/10)                S-6281-99 H / J
RIVERSOURCE S&P 500 INDEX FUND
  (4/1/10)                             S-6434-99 R
RIVERSOURCE SHORT DURATION U.S.
  GOVERNMENT FUND (7/30/10)            S-6042-99 AG
RIVERSOURCE SMALL COMPANY INDEX FUND
  (4/1/10)                             S-6357-99 W
RIVERSOURCE STRATEGIC INCOME
  ALLOCATION FUND (11/27/09)           S-6287-99 E
RIVERSOURCE TAX-EXEMPT HIGH INCOME
  FUND (1/29/10)                       S-6430-99 AG
SELIGMAN CALIFORNIA MUNICIPAL HIGH-
  YIELD FUND (11/27/09)                SL-9902-99 A
SELIGMAN CALIFORNIA MUNICIPAL QUALITY
  FUND (11/27/09)                      SL-9902-99 A
SELIGMAN CAPITAL FUND (3/1/10)         SL-9906-99 A
SELIGMAN GROWTH FUND (3/1/10)          SL-9908-99 A
SELIGMAN MINNESOTA MUNICIPAL FUND
  (11/27/09)                           SL-9902-99 A
SELIGMAN NATIONAL MUNICIPAL FUND
  (11/27/09)                           SL-9902-99 A
SELIGMAN NEW YORK MUNICIPAL FUND
  (11/27/09)                           SL-9902-99 A
THREADNEEDLE GLOBAL EQUITY INCOME
  FUND (12/30/09)                      S-6525-99 AH
THREADNEEDLE INTERNATIONAL
  OPPORTUNITY FUND (12/30/09)          S-6140-99 AH


                           (EACH, AN "ACQUIRED FUND")

In August 2010, the Board of Directors/Trustees of each Acquired Fund approved a proposal to merge the Acquired Fund with and into the corresponding acquiring fund listed in the table below (each, an "Acquiring Fund"). Each merger is expected to be a tax-free reorganization for U.S. federal income tax purposes. More information about each Acquiring Fund and the definitive terms of each of the proposed mergers will be included in proxy materials.

Each of the mergers identified in the table below is subject to certain conditions, including final approval by the Board of the Acquired Fund and the Acquiring Fund of the definitive terms of each proposed merger and approval by shareholders of the Acquired Fund. It is currently anticipated that proxy materials regarding the mergers will be distributed to shareholders of the Acquired Funds later this year or in early 2011, and that meetings of shareholders to consider the mergers will be held in the first half of 2011.


----------------------------------------------------------------------------------------------------------------
 ACQUIRED FUND                                            ACQUIRING FUND (FUTURE NAME IN ITALICS)
----------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund                                Columbia Balanced Fund
----------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                   Columbia California Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund        Columbia Multi-Advisor International Equity Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap Equity Fund    Columbia Mid Cap Value Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund             Columbia Small Cap Value Fund I
----------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt Fund                 Columbia Intermediate Municipal Bond Fund
----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund              Columbia Real Estate Equity Fund
----------------------------------------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund    Columbia Real Estate Equity Fund
----------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                     Columbia New York Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value Fund              Columbia Contrarian Core Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining Fund              Columbia Energy and Natural Resources Fund
----------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                             Columbia Real Estate Equity Fund
----------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
S-6400-13 A (8/10)

----------------------------------------------------------------------------------------------------------------
  ACQUIRED FUND                                           ACQUIRING FUND (FUTURE NAME IN ITALICS)
----------------------------------------------------------------------------------------------------------------
 RiverSource S&P 500 Index Fund                           Columbia Large Cap Index Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Short Duration U.S. Government Fund          Columbia Short Term Bond Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Small Company Index Fund                     Columbia Small Cap Index Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Strategic Income Allocation Fund             Columbia Strategic Income Fund
----------------------------------------------------------------------------------------------------------------
 RiverSource Tax-Exempt High Income Fund                  Columbia Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 Seligman California Municipal High-Yield Fund            Columbia California Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 Seligman California Municipal Quality Fund               Columbia California Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Capital Fund                                    Columbia Mid Cap Growth Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Growth Fund                                     Columbia Large Cap Growth Fund
----------------------------------------------------------------------------------------------------------------
 Seligman Minnesota Municipal Fund                        RiverSource Minnesota Tax-Exempt Fund
                                                          (Columbia Minnesota Tax-Exempt Fund)
----------------------------------------------------------------------------------------------------------------
 Seligman National Municipal Fund                         Columbia Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 Seligman New York Municipal Fund                         Columbia New York Tax-Exempt Fund
----------------------------------------------------------------------------------------------------------------
 Threadneedle Global Equity Income Fund                   Threadneedle Global Equity Fund
                                                          (Columbia Global Equity Fund)
----------------------------------------------------------------------------------------------------------------
 Threadneedle International Opportunity Fund              Columbia Multi-Advisor International Equity Fund
----------------------------------------------------------------------------------------------------------------


The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of any Acquiring Fund, nor is it a solicitation of any proxy. For information regarding an Acquiring Fund, or to receive a free copy of a prospectus/proxy statement relating to a proposed merger once a registration statement relating to the proposed merger has been filed with the Securities and Exchange Commission ("SEC") and becomes effective, please call the proxy solicitor or visit its website. The telephone number and website for the proxy solicitor may be obtained, when available, by visiting www.columbiamanagement.com. The prospectus/proxy statement (when available) will contain important information about fund objectives, strategies, fees, expenses and risk considerations. The prospectus/proxy statement will also be available for free on the SEC's website (www.sec.gov). Please read the prospectus/proxy statement carefully before making any decision to invest or to approve a merger.

        Shareholders should retain this Supplement for future reference. S-6400-13 A (8/10)